Reconciliation of Segment Information to Consolidated Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Loss from operations	$ (13,473,000)	$ (38,487,000)	$ (20,574,000)
Share-based compensation	21,000	219,000	179,000
Impairment loss on property, plant and equipment	28,000
Impairment loss on intangible assets	115,000	13,251,000	15,000
Impairment loss on prepaid licensing and royalty fees	1,259,000	2,752,000	702,000
Impairment loss on goodwill		17,054,000	12,489,000
Interest income	682,000	238,000	283,000
Interest expense	243,000	49,000	247,000
Gain on sales of marketable securities	8,621,000	1,739,000	5,665,000
Foreign exchange gain	(556,000)	45,000	434,000
Gain (loss) on equity method investments - net	(531,000)	526,000	234,000
Impairment loss on marketable securities and investments			1,193,000
Depreciation	306,000	408,000	1,224,000
Amortization, including intangible assets	1,211,000	1,907,000	2,204,000
Income tax expense	(73,000)	61,000	671,000
Asian online game and service
Segment Reporting Information [Line Items]
Net revenue from external customers	8,199,000	14,106,000	27,470,000
Loss from operations	(8,639,000)	(33,677,000)	(12,271,000)
Share-based compensation	93,000	(225,000)	199,000
Impairment loss on intangible assets		13,251,000	15,000
Impairment loss on prepaid licensing and royalty fees	1,259,000	2,752,000	702,000
Impairment loss on goodwill		17,054,000	12,489,000
Contract termination costs			49,000
Interest income	31,000	9,000	9,000
Interest expense	243,000	8,000	44,000
Gain on sales of marketable securities	8,792,000	1,739,000	5,665,000
Foreign exchange gain	(306,000)	236,000	55,000
Gain (loss) on equity method investments - net	(531,000)	526,000	234,000
Impairment loss on marketable securities and investments			1,193,000
Depreciation	239,000	336,000	1,059,000
Amortization, including intangible assets	1,124,000	1,862,000	2,181,000
Income tax expense	(92,000)	150,000	710,000
Cloud service
Segment Reporting Information [Line Items]
Net revenue from external customers	1,580,000	926,000
Loss from operations	(1,510,000)	(1,218,000)
Share-based compensation	7,000	69,000
Impairment loss on property, plant and equipment	28,000
Impairment loss on intangible assets	115,000
Depreciation	28,000	8,000
Amortization, including intangible assets	71,000	42,000
Income tax expense		78,000
Reportable Segment
Segment Reporting Information [Line Items]
Net revenue from external customers	9,779,000	15,032,000
Loss from operations	(10,149,000)	(34,895,000)	(12,271,000)
Share-based compensation	100,000	(156,000)	199,000
Impairment loss on property, plant and equipment	28,000
Impairment loss on intangible assets	115,000	13,251,000	15,000
Impairment loss on prepaid licensing and royalty fees	1,259,000	2,752,000	702,000
Impairment loss on goodwill		17,054,000
Interest income	31,000	9,000	9,000
Interest expense	243,000	8,000	44,000
Gain on sales of marketable securities	8,792,000	1,739,000	5,665,000
Foreign exchange gain	(306,000)	236,000	55,000
Gain (loss) on equity method investments - net	(531,000)	526,000	234,000
Impairment loss on marketable securities and investments			1,193,000
Depreciation	267,000	344,000	1,059,000
Amortization, including intangible assets	1,195,000	1,904,000	2,181,000
Income tax expense	$ (92,000)	$ 228,000	$ 710,000